Related Party Transactions and Balances - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Jun. 30, 2025
Mr. Xianxin Xiang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Shareholder and director of Beta FinTech
Mr. Shaojie Sun [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Director of Beta FinTech
Beta Information Services Limited [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Entity controlled by shareholders of the Company
Jieying International Holdings Limited [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Shareholder of Beta FinTech
Real Wisdom Capital International Holdings Limited [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Shareholder of Beta FinTech
Beta Financial Investment Limited [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	15% equity interest held by the Company